UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-09527

The DCM Series Trust

(Exact name of registrant as specified in charter)

7 Wells Avenue, Newton, MA 02459

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

617 527-0033

Date of fiscal year end:

9/30

Date of reporting period: 3/31/04

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT
DCM GROWTH FUND

TRUSTEES
Scott Allen Stuart N. Cole Stephen Dephoure Jonathan J. Derby Mark A Derby Neal Shalom

INVESTMENT ADVISOR
Derby Capital Management, Inc. 7 Wells Avenue Newton, MA 02459

ADMINISTRATOR
Gemini Fund Services, LLC 150 Motor Parkway Hauppauge, NY 11788

CUSTODIAN
Bank of New York Co., Inc. 15 Broad Street, 7th Floor New York, NY 10286

LEGAL COUNSEL
Goodwin Procter LLP Exchange Place Boston, MA 02109	DCM Growth Fund

INDEPENDENT ACCOUNTANTS
Russell, Brier & Co. Ten P.O. Square – 6th Floor Boston, MA 02109

DCM Growth Fund c/o Gemini Fund Services, LLC Omaha, NE 68154-1952 www.dcmfunds.com

Member NASD/SIPC

Not FDIC Insured No Bank Guarantee May Lose Value	March 31, 2004

DCM GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2004 (Unaudited)
		Market
Shares	Security	Value

	COMMON STOCK - 81.75%
	Consumer Discretionary - 15.06%
	Manufacturing - 3.19%
3,795	American Standard Co., Inc. +	$ 431,681

	Media - 4.06%
6,230	Gannett, Inc.	549,112

	Retailing - 7.81%
7,491	Home Depot, Inc.	279,864
23,525	Rent-A-Center Inc. +	776,090
		1,055,954

	Consumer Staples - 6.01%
	Food, Beverage & Tobacco - 6.01%
33,750	Coca-Cola Femsa, S.A. de C.V.	813,037

	Financials - 30.81%
	Diversified Financials - 22.13%
8,788	Bank of New York, Inc.	276,822
18,432	Citigroup, Inc.	952,934
25,507	Washington Mutual, Inc.	1,089,404
11,891	Wells Fargo & Co.	673,863
		2,993,023

	Insurance - 8.68%
10,152	American International Group, Inc.	724,345
11,788	Hilb, Rogal and Hamilton Co.	449,123
		1,173,468

	Healthcare - 8.70%
	Pharmaceuticals & Biotechnology - 4.35%
16,800	Pfizer, Inc.	588,840

	Medical Laboratory & Testing Services- 4.35%
15,000	Laboratory Corp. of America Holdings +	588,750

	Industrials - 15.44%
	Capital Goods - 8.03%
14,448	D.R. Horton, Inc.	511,893
18,801	General Electric Co.	573,807
		1,085,700

	Commercial Services & Supplies - 7.41%
22,556	Bisys Group, Inc. +	378,038

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2004 (Unaudited)
Shares /			Market
Principal ($)	Security		Value

	Commercial Services & Supplies - 7.41% (continued)
8,000	Cendant Corp.		$ 195,120
8,401	H&R Block, Inc.		428,703
			1,001,861

	Utilities - 5.73%
	Energy/Pipelines - 5.73%
12,299	Kinder Morgan, Inc.		775,083

	TOTAL COMMON STOCK
	(Cost $9,472,939)		11,056,509

	SHORT-TERM INVESTMENTS - 18.20%
	Regulated Investment Companies - 9.33%
412,876	BNY Hamilton Money Fund, Hamilton Shares, due 4/1/04		412,876
10	Nuveen Quality Inc., Series M,
	7 Day Auction Rate Preferred		250,000
24	Pimco High Income Fund,
	7 Day Auction Rate Preferred		600,000
			1,262,876

	U.S. Treasury Bills - 8.87%
$ 400,000	To yield 0.89%, due 4/8/04		399,938
$ 400,000	To yield 0.93%, due 5/6/04		399,689
$ 400,000	To yield 0.92%, due 6/3/04		399,454
			1,199,081

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,461,957)		2,461,957

	TOTAL INVESTMENTS
	(Cost $11,934,896*)	99.95%	$ 13,518,466

	Other assets in excess of liabilities	0.05%	6,548

	TOTAL NET ASSETS	100.00%	$ 13,525,014

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

Assets:
Investments in securities, at value
(Cost $9,472,939) (Note 2)	$ 11,056,509
Short-term investments, at cost (Note 2)	2,461,957
Dividends and interest receivable	7,505
Prepaid expenses and other assets	9,273
Total Assets	13,535,244

Liabilities:
Investment advisory fees payable (Note 3)	4,762
Accrued trustees' fees	2,027
Accrued expenses and other liabilities	3,441
Total Liabilities	10,230

Net Assets	$ 13,525,014

Net Assets Consist Of:
Paid in capital	$ 16,451,413
Accumulated net investment loss	(3,717)
Accumulated net realized loss from security transactions	(4,506,252)
Net unrealized appreciation of investments	1,583,570

$ 13,525,014

Net asset value and redemption price per share
($13,525,014/1,671,430 shares of capital stock outstanding)	$ 8.09

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 84,087
Interest	5,347
Total investment income	89,434

Expenses:
Advisory fees (Note 3)	61,995
Administration fees	23,498
Transfer agent fees	12,236
Legal fees	10,684
Audit fees	5,269
Trustees' fees	4,022
Registration fees	3,630
Insurance expense	3,525
Printing expense	2,453
Custody fees	1,319
Other expenses	931
Total expenses	129,562

Less:
Advisory fees waived and expenses reimbursed (Note 3)	(36,411)
Net expenses	93,151
Net investment loss	(3,717)

Net Realized and Unrealized Gain
on Investments (Notes 2 and 4):
Net realized gain from security transactions	442,037
Net change in unrealized appreciation (depreciation) of investments	1,439,577
Net realized and unrealized gain on investments	1,881,614

Net increase in net assets resulting from operations	$ 1,877,897

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Year
	March 31, 2004	Ended
	(Unaudited)	September 30, 2003

From Operations:
Net investment loss	$ (3,717)	$ (8,450)
Net realized gain from security transactions	442,037	(1,641,420)
Net change in unrealized appreciation
(depreciation) of investments	1,439,577	3,188,127
Net increase in net assets
resulting from operations	1,877,897	1,538,257

From Capital Share Transactions:
Shares sold	1,197,798	3,043,700
Shares redeemed	(293,877)	(981,207)
Net increase in net assets from
capital share transactions	903,921	2,062,493

Net increase in net assets	2,781,818	3,600,750

Net Assets:
Beginning of Period	10,743,196	7,142,446
End of Period*	$ 13,525,014	$ 10,743,196
* Includes accumulated net investment loss of:	$ (3,717)	$ -

Capital Share Transactions:
Shares sold	154,990	473,112
Shares redeemed	(37,544)	(152,847)
	117,446	320,265

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the Six		For the		For the	For the	For the
	Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	March 31, 2004		September 30,		September 30,	September 30,	September 30,
	(Unaudited)		2003		2002	2001	2000 (1)

Net Asset Value, Beginning of Period	$ 6.91		$ 5.79		$ 6.51	$ 10.06	$ 10.00

Income (Loss) From
Investment Operations:
Net investment loss (2)(3)	(0.00)	*	(0.01)	**	(0.03)	(0.10)	(0.09)
Net realized and unrealized gain (loss)
from investment operations (2)	1.18		1.13		(0.69)	(3.45)	0.15
Total from investment operations	1.18		1.12		(0.72)	(3.55)	0.06
Net Asset Value, End of Period	$ 8.09		$ 6.91		$ 5.79	$ 6.51	$ 10.06

Total Return (4)	17.08%		19.34%		(11.06)%	(35.29)%	0.60%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 13,525		$ 10,743		$ 7,142	$ 7,670	$ 10,864
Ratio of expenses to average net
assets, before waiver/reimbursement	2.09%	(5)	2.55%		2.54%	2.22%	2.61%	(5)
Ratio of net expenses to average net
assets, after waiver/reimbursement	1.50%	(5)	1.50%		1.50%	1.48%	1.50%	(5)
Ratio of net investment loss to average
net assets, before waiver/reimbursement	(0.64)%	(5)	(1.14)%		(1.48)%	(1.36)%	(1.95)%	(5)
Ratio of net investment loss to average
net assets, after waiver/reimbursement	(0.08)%	(5)	(0.09)%		(0.44)%	(0.62)%	(0.83)%	(5)

Portfolio Turnover Rate	18.84%		41.99%		31.51%	40.14%	62.69%

(1)	For the period from October 19, 1999 (commencement of operations) to September 30, 2000.
(2)	Per share amounts calculated using the monthly average shares method.
(3)	For the period ended March 31, 2004, the years ended September 30, 2003, 2002 and 2001 and for the period ended
September 30, 2000, the advisor voluntarily waived its fee and reimbursed other expenses. Had such actions not been undertaken, net investment loss per share would have been $(0.02), $(0.07), $(0.10), $(0.22) and $(0.21), respectively.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
* Unrounded value is $(0.002).
** Unrounded value is $(0.006).

The accompanying notes are an integral part of these financial statements.

DCM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2004 (Unaudited)

Note 1.  Organization

The DCM Growth Fund (the “Fund”), is organized as a series of the DCM Series Trust (the “Trust”), a Massachusetts business trust formed on August 5, 1999, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Fund commenced operations on October 19, 1999.  The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees.  The Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

At September 30, 2003, the DCM Growth Fund had, for Federal income tax purposes, approximately the following capital loss carryforwards available to offset future capital gains expiring on September 30 of the years below:

2008		2009	2010	2011	Total
Capital Loss Carryforwards	$358,000	$1,463,000	$1,486,000	$1,641,000	$4,948,000

To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

DCM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2004 (Unaudited)

Note 3.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) with Derby Capital Management, Inc. (the “Advisor”). Pursuant to the Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Fund.   For its services, the Advisor receives a fee, paid monthly, calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent the Fund’s operating expenses exceed 1.50% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of the Fund’s average daily net assets. For the six months ended March 31, 2004, the Advisor waived fees amounting to $36,411.

The Trust has entered into an Administrative Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer Agent and Dividend Disbursing and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Effective February 2, 2004, Aquarius Fund Distributors, LLC (“AFD”) became the Distributor of the Trust.    Orbitex Funds Distributor, Inc. acted as the Distributor prior to February 2, 2004.   The Trust has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of the Fund’s shares and for the printing of all Fund prospectuses used in connection with distribution and sale of the Fund’s shares. The Fund will pay the Distributor a fee calculated at an annual rate of .25% of the Fund’s average daily net assets. During the six months ended March 31, 2004, the Plan was not in effect, hence the Fund did not accrue any fees and no payments were made.

Note 4.  Investment Transactions

During the six months ended March 31, 2004, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $3,290,828 and $1,948,629, respectively.

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation………………………	$2,018,605
Gross unrealized depreciation………………………	(435,035)
Net unrealized appreciation…………………………	$1,583,570

DCM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2004 (Unaudited)

Note 5.   Tax Components of Capital and Other

The DCM Growth Fund did not make any distributions to shareholders during the year ended September 30, 2003.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	Capital loss carryforwards	Unrealized appreciation

-	$(4,948,000)	$143,993

For the year ended September 30, 2003, the Fund made the following reclassifications as the result of book to tax differences resulting from operating losses:

Decrease accumulated net investment loss	Decrease paid-in capital	Increase (decrease) accumulated net realized loss on investments

$167,962	$(167,962)	-

Net assets of the Fund were unaffected by the reclassifications above.

Note 6.   Subsequent Event

Effective April 15, 2004, the DCM Growth Fund became known as the “DCM Fund.”   The Fund’s investment objective and policies will remain as stated in the Fund’s prospectus and statement of additional information.

DCM Growth Fund

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The DCM Series Trust

By (Signature and Title)

*

/s/

Mark Alan Derby

Mark Alan Derby, President

Date

5/25/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Mark Alan Derby

Mark Alan Derby, President

Date

5/25/04

By (Signature and Title)

*

/s/

Jonathan Jay Derby

Jonathan Jay Derby, Vice President, Treasurer and Secretary

Date

5/25/04

* Print the name and title of each signing officer under his or her signature.